SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-1882087
Notes receivable from participants	$ 192,900
Total assets held at end of year	$ 154,958,181
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Registered Investment Companies Total
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 137,057,017
Investments in common trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,168,489
Employer Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,746,855
Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	509,668
Investment, Identifier [Axis]: American Century Mid Cap Value Fund Class R6 | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,543,980
Investment, Identifier [Axis]: BlackRock High Yield Bond Institutional Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,271,005
Investment, Identifier [Axis]: Carillon Eagle Mid Cap Growth Fund Class R6 | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,359,844
Investment, Identifier [Axis]: Dodge & Cox Income Fund Class I | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,383,129
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,224,595
Investment, Identifier [Axis]: Fidelity Advisor Focused Emerging Markets I Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,015,805
Investment, Identifier [Axis]: Fidelity Small Cap Growth Fund Class K6 | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,968,265
Investment, Identifier [Axis]: Fidelity Total International Index | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	550,579
Investment, Identifier [Axis]: Hartford Schroders International Stock SDR | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,570,561
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund Class R6 | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,917,675
Investment, Identifier [Axis]: Undiscovered Managers Behavioral Value Fund Class R6 | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,462,949
Investment, Identifier [Axis]: Vanguard Equity-Income Admiral Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,868,326
Investment, Identifier [Axis]: Vanguard Real Estate Index Admiral Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,919,968
Investment, Identifier [Axis]: Vanguard Small Cap Index I Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,325,229
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,808,390
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,274,537
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,522,071
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,204,347
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,917,846
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	383,441
Investment, Identifier [Axis]: Vanguard Target Retirement Income Investment Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,060,600
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Admiral Fund | Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,503,875